Social and Statutory Obligations - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Social and statutory obligations	R$ 379,696	R$ 492,723	R$ 251,690